Derivative Instruments and Accounting Hedges (Details) - Schedule of bank's portfolio of derivative instruments - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Cross currency swap [member] | Fair value hedges [member]
Derivatives held for hedging of fair value
Notional amount - hedging	$ 1,788	$ 5,031
Fair value assets - hedging
Fair value liabilities - hedging	608	1,646
Derivatives held-for-trading purposes
Notional amount	1,788	5,031
Interest rate swap [member]
Derivatives held-for-trading purposes
Notional amount - trading	44,811,310	44,189,444
Fair value assets - trading	825,525	1,167,416
Fair value liabilities - trading	831,338	1,189,828
Interest rate swap [member] | Fair value hedges [member]
Derivatives held for hedging of fair value
Notional amount - hedging		29,508
Fair value assets - hedging
Fair value liabilities - hedging		4,873
Derivatives held-for-trading purposes
Notional amount		29,508
Derivatives [member]
Derivatives held-for-trading purposes
Notional amount - trading	85,496,539	84,963,153
Fair value assets - trading	2,705,495	2,566,942
Fair value liabilities - trading	2,772,780	2,769,962
Notional amount	86,864,097	86,215,149
Fair value assets	2,983,298	2,618,004
Fair value liabilities	2,773,476	2,841,653
Derivatives [member] | Fair value hedges [member]
Derivatives held for hedging of fair value
Notional amount - hedging	1,788	34,539
Fair value assets - hedging
Fair value liabilities - hedging	608	6,519
Derivatives [member] | Cash flow hedges [member]
Derivatives held for hedging of fair value
Notional amount - hedging	1,365,770	1,217,457
Fair value assets - hedging	277,803	51,062
Fair value liabilities - hedging	88	65,172
Interest rate swap and cross currency swap [member] | Cash flow hedges [member]
Derivatives held for hedging of fair value
Notional amount - hedging	1,362,671	1,217,457
Fair value assets - hedging	277,803	51,062
Fair value liabilities - hedging		65,172
Currency forward [member]
Derivatives held-for-trading purposes
Notional amount - trading	21,676,356	21,751,181
Fair value assets - trading	742,545	551,964
Fair value liabilities - trading	505,463	637,164
Notional amount	3,099
Fair value assets
Fair value liabilities	88
Cross currency swap and interest rate swap [member]
Derivatives held-for-trading purposes
Notional amount - trading	18,798,439	18,893,219
Fair value assets - trading	1,132,717	845,831
Fair value liabilities - trading	1,432,794	940,565
Call currency options [member]
Derivatives held-for-trading purposes
Notional amount - trading	117,001	71,914
Fair value assets - trading	4,509	269
Fair value liabilities - trading	2,726	306
Put currency options [member]
Derivatives held-for-trading purposes
Notional amount - trading	93,433	57,395
Fair value assets - trading	199	1,462
Fair value liabilities - trading	$ 459	$ 2,099